Subsequent Events (Sunnyside Loan) (Details) (USD $)	12 Months Ended	0 Months Ended		1 Months Ended
	Dec. 31, 2011	Oct. 02, 2012 Variable Interest Entity, Not Primary Beneficiary [Member]	Sep. 30, 2012 Variable Interest Entity, Not Primary Beneficiary [Member]	Jan. 31, 2013 Subsequent Event [Member] Variable Interest Entity, Not Primary Beneficiary [Member]
Subsequent Event [Line Items]
Non-refundable settlement stipulation		$ 150,000
Prinipal balance			4,497,031
Variable Interest Entity, Consolidated, Carrying Amount, Assets		1,450,000
Payments to Fund Long-term Loans to Related Parties	59,461	150,000
Purchase of real estate loan				$ 1,450,000